Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes.
Schedule of components of income/(loss) before income taxes

	Years Ended December 31,
	2022	2021	2020
Domestic (UK)	$(18,017,916)	$(17,308,782)	$(17,394,074)
Foreign	269,854	(115,455)	312,457
Net loss before income tax	$(17,748,062)	$(17,424,237)	$(17,081,617)

Schedule of income taxes relating to the company's operations

Years Ended December 31,
	2022	2021	2020
Current income taxes
Domestic (UK)	$—	$—	$—
U.S.	—
Foreign	—	—	—

Deferred income taxes	—	—	—
Domestic (UK)	—	—	—
Foreign	—	—	—
Income tax expense	$—	$—	$—

Schedule of income taxes at the UK statutory rate compared to the company's income tax expenses

	Years Ended December 31,
	2022	2021	2020
Net loss before income tax	$(17,748,062)	$(17,424,237)	$(17,081,617)
Statutory rate	19.00%	19.00%	19.00%
Expected income tax recovery	(3,372,132)	(3,310,605)	(3,245,507)
Impact on income tax expense/recovery from
Change in valuation allowance	4,327,206	3,958,517	4,287,778
Permanent differences	408,400	39,572	81
U.S. state taxes (net of FBOS)	(1,114,279)	(534,862)	(655,877)
Tax rate difference in foreign jurisdictions	(248,042)	(122,064)	(136,343)
Change of tax rate due to U.S. tax reform	4,200	60,369	—
Change in equity compensation	751,989	—	—
Change in operating losses	(132,989)	—	—
Change of tax rate from prior year	(624,353)	(90,927)	—
Deferred tax adjustments	—	—	250,132
Income tax expense	$—	$—	$—

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
	2022	2021
Deferred tax assets
Stock-based compensation	$954,821	$1,426,602
PP&E and other accrued liabilities	641,935	571,006
Intangibles	1,658,731	1,588,365
Warrant revaluation	(946,770)	—
Tax loss carry forward	32,307,419	26,736,219
Valuation allowance	(34,616,136)	(30,322,192)
Net deferred tax assets	$—	$—